September 6, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Senior Loan Fund CIK No. 0000853180
Ladies and Gentlemen:
On behalf of the Invesco Senior Loan Fund (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 486(a) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 13 (the “Amendment”) to the Fund’s Registration Statement on Form N-2. This amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register Class Y shares of Invesco Senior Loan Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1324.
Very truly yours,
/s/ Veronica Castillo
Veronica Castillo
Counsel